7. Business Combination (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of business acquisition consideration allocated
Consideration Paid:
Cash and cash equivalents	$726,747
Common stock, 981,765 shares of CannapharmaRx common stock	1,612,600
Promissory note net of $697,083 discount	6,632,917
Fair value of total consideration	$8,972,264

Recognized amount of identifiable assets acquired, and liabilities assumed:
Construction in progress	$1,563,260
Accrued liabilities	(50,560)
Mortgage payable	(476,450)
Intangible assets	1,871,000
Goodwill	6,065,014
$8,972,264